Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Share
Schedule of earnings per share, weighted average number of common shares issued and outstanding by GSH

	2022	2021	2020
Numerator
Net Income	$69,489,294	$62,413,011	$38,976,374
Denominator
Weighted-average number of common shares outstanding - basic	100,000	100,000	100,000
Effect of dilutive securities	2,960	—	—
Weighted-average number of common shares outstanding - diluted	102,960	100,000	100,000

Basic earnings per share	$694.89	$624.13	$389.76
Diluted earnings per share	$674.92	$624.13	$389.76

Summary of potentially dilutive outstanding securities

	December 31, 2022	December 31, 2021	December 31, 2020
Warrants	3,090	—	—
Stock Options	1,376	—	—
Total anti-dilutive features	4,466	—	—